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                     BB&T DIRECTOR OUTLOOK (SERIES II AND IIR)
                               SEPARATE ACCOUNT TWO
                          HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-101950

        SUPPLEMENT DATED JULY 2, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

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                  SUPPLEMENT DATED JULY 2, 2004 TO YOUR PROSPECTUS


The following Sub-Accounts are closed until August 2, 2004:

  - BB&T SPECIAL OPPORTUNITIES EQUITY FUND SUB-ACCOUNT

  - BB&T TOTAL RETURN BOND FUND SUB-ACCOUNT















THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4326